Acquisitions - Controlling Interest in Joint Venture (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($)	Dec. 30, 2016 USD ($) item
Acquisitions
Goodwill acquired		$ 31,266
Controlling Interest in Joint Venture
Acquisitions
Number of joint ventures entity acquired a controlling interest | item		1
Payment to acquire a controlling interest in a joint venture		$ 6,300
Payment to acquire a controlling interest in a joint venture, net of cash acquired		$ 2,100
Gain on fair value remeasurement for joint venture	$ 15,000